Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of straight-line basis over the estimated useful lives of the assets	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:
● Leasehold improvements	Over the lease terms
● Music education equipment	5 years
● Furniture and fixtures	3 to 4 years
● Office equipment	3 to 5 years